Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Disclosure of changes in non-current financial assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Liquidity contract - Cash account(1)	Other long-term investments pledged as collateral	Security deposits paid	Total
Net book value as of December 31, 2019	131	—	399	529
Additions	—	—	9	9
Decreases	(27)	—	(5)	(31)
Currency translation adjustments	—	—	(2)	(2)
Net book value as of December 31, 2020	105	—	401	505
Additions	—	—	9	9
Decreases	(6)	—	—	(6)
Transfer	—	—	8	8
Currency translation adjustments	—	—	3	3
Net book value as of December 31, 2021	98	—	421	519
(1)See note 10.2 Treasury shares